Note 19 - Subsequent Events (Details Textual)	Jul. 16, 2026 USD ($)
Subsequent Event [Member] | Loans Payable [Member] | Silkstone Marine Corp. et al. Loan Agreement Entered 2024 [Member]
Repayments of Debt	$ 2,754,200